Stockholders’ Equity (Details) - USD ($) $ / shares in Units, $ in Thousands						3 Months Ended		12 Months Ended
	Sep. 18, 2025	Sep. 17, 2025	Mar. 26, 2025	Sep. 10, 2023	Oct. 27, 2020	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Stockholders’ Equity [Line Items]
Common stock, shares authorized						50,000,000		50,000,000	50,000,000
Common stock, per share (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized						10,000,000		10,000,000	10,000,000
Preferred stock, par value (in Dollars per share)						$ 0.0001		$ 0.0001	$ 0.0001
Preferred shares issued
Agreement percentage						8.00%		8.00%
Covered shares						11,010,002		11,010,002
Shares issued		1,700,000
Percentage of underwriting discount per share						7.00%		7.00%
Purchase of warrants total shares						5.00%		5.00%
Percentage of public offering price						115.00%		115.00%
Gross proceeds from offering (in Dollars)						$ 23,385		$ 12,588
Public offering price (in Dollars per share)		$ 13
Additional shares	255,000	255,000
Net proceeds (in Dollars)						23,400
Shares issued value (in Dollars)						23,385		12,588
Vested shares					324,784
Vesting period					4 years
Total consideration (in Dollars)				$ 4
Vest [Member]
Stockholders’ Equity [Line Items]
Vested shares					1,299,136
Jonathan Klamkin [Member]
Stockholders’ Equity [Line Items]
Shares issued					1,623,920
Director [Member]
Stockholders’ Equity [Line Items]
Shares issued value (in Dollars)					$ 10
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Stockholders’ Equity [Line Items]
Vesting rights percentage					20.00%
Lee McCarthy [Member]
Stockholders’ Equity [Line Items]
Unvested stock options exercised				649,570
IPO [Member]
Stockholders’ Equity [Line Items]
Shares issued			2,285,714
Gross proceeds from offering (in Dollars)						13,800		13,800
Net proceeds (in Dollars)						$ 12,600		$ 12,600
Over-Allotment Option [Member]
Stockholders’ Equity [Line Items]
Shares issued			342,857
Common Stock [Member]
Stockholders’ Equity [Line Items]
Common stock, per share (in Dollars per share)		$ 0.0001
Shares issued						1,955,000		2,628,571
Shares issued value (in Dollars)								$ 1
Common Stock [Member] | IPO [Member]
Stockholders’ Equity [Line Items]
Common stock price (in Dollars per share)			$ 5.25